Common Stock and Additional Paid-in Capital - Net Income attributable to Dryships Inc. and transfers to the Non controlling Interest (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net Income Attributable To Dryships Inc And Transfers To Noncontrolling Interest [Abstract]
Net loss attributable to DryShips Inc.	$ (134,845)	$ (65,658)
Transfers to the non-controlling interest:
Decrease in Dryships equity for reduction in subsidiary ownership	(45,418)	(81,760)
Net transfers to the non-controlling interest	(45,418)	(81,760)
Net loss attributable to Dryships and transfers to the noncontrolling interest	$ (180,263)	$ (147,418)